SUPPLEMENT TO THE PROSPECTUS

OF

  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

                  Effective December 2, 2013, the prospectus is revised to reflect the following changes:

Jean-Baptiste Nadal, CFA and Miguel E. Giaconi, CFA are added as portfolio managers of the Fund. The following biographical descriptions are added to the Portfolio Manager biographies listed for the Fund under the section entitled “The Sub-Advisers and Portfolio Managers”:

Jean-Baptiste Nadal, CFA  Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Co-Lead Portfolio Manager for the Global Intrinsic Equity and International Intrinsic Equity strategies team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Miguel E. Giaconi, CFA     Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research.

December 2, 2013                                                                                                          VT2123/P1412S2

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Effective December 2, 2013, Jean-Baptiste Nadal, CFA and Miguel E. Giaconi, CFA are added as Portfolio Managers for the Fund and the following changes are made to the Fund’s SAI.

The Management of Other Accountsand Beneficial Ownership in the Funds table in the section entitled “Portfolio Managers” in the Fund’s SAI is amended to add the following information:

            Metropolitan West Capital Management, LLC

Jean-Baptiste Nadal, CFA and Miguel E. Giaconi, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$3.02B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$319.23M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	273
	Total Assets Managed	$5.0B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$29.81M

1 Messrs. Nadal and Giaconi became portfolio managers of the Fund on December 2, 2013. The information presented in this table is as of July 31, 2013, at which time Messrs. Nadal and Giaconi were not the managers of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Metropolitan West Capital Management, LLC
Jean-Baptiste Nadal, CFA	VT Intrinsic Value Fund	$0
Miguel E. Giaconi, CFA	VT Intrinsic Value Fund	$0

December 2, 2013